Leases - Schedule of Balance Sheet Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Lease
Total operating lease assets	¥ 4,671,849	¥ 1,672,051
Lease liabilities - current	445,901	324,496
Lease liabilities - non current	4,246,599	1,345,852
Total operating lease liabilities	4,692,500	1,670,348
Finance lease
Property, plant and equipment, at cost	1,001,820	1,001,820
Accumulated depreciation	(175,319)	(125,228)
Property, plant and equipment, net	826,501	876,592
Finance lease liabilities - current	55,581	41,940
Finance lease liabilities - non current	740,576	777,697
Total finance lease liabilities	796,157	819,637
Right-of-use assets, net [Member]
Operating Lease
Total operating lease assets	3,730,921	1,261,663
Land use rights, net [Member]
Operating Lease
Total operating lease assets	¥ 940,928	¥ 410,388